Average Annual Total Returns{- Strategic Advisers® Tax-Sensitive Short Duration Fund} - 05.31 Strategic Advisers Tax-Sensitive Short Duration Fund PRO-10 - Strategic Advisers® Tax-Sensitive Short Duration Fund
	Strategic Advisers Tax-Sensitive Short Duration Fund-Default Sensitive Short Duration Fund Past 1 year	Strategic Advisers Tax-Sensitive Short Duration Fund-Default Sensitive Short Duration Fund Since Inception		LB319 Past 1 year	LB319 Since Inception		IXYDZ Past 1 year	IXYDZ Since Inception
Total	0.24%	1.28%	[1]	0.31%	1.57%	[1]	0.16%	1.10%	[1]

[1]	(a)From December 28, 2017